Debt - Additional Information (Details) $ in Thousands, ₩ in Billions			1 Months Ended		2 Months Ended	12 Months Ended
	May 15, 2020 USD ($) shares	May 15, 2020 KRW (₩) shares	Sep. 30, 2020 KRW (₩)	Jun. 30, 2020 KRW (₩)	Jun. 30, 2020 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 KRW (₩)	Jan. 01, 2021
Debt Instrument [Line Items]
Repayment of related party debt | $						$ 0	$ 0	$ 42,371
Debt instrument converted into equity amount stock value | $								$ 187,095
2.5% Convertible bonds due 2024 [Member] | Stic [Member]
Debt Instrument [Line Items]
Accrued coupon interest payable | $					$ 900
Coupon yield to maturity return | $					$ 4,500
Debt instrument shares issued on conversion | shares					715,258
Debt instrument converted into equity amount		₩ 229.7
Debt instrument converted into equity amount stock value		7.2
Debt instrument converted into equity amount recorded in additional paid in capital		222.5
2.5% Non convertible bonds due 2024 [Member]
Debt Instrument [Line Items]
Debt Instrument, Term						2020 years
2.5% Non convertible bonds due 2024 [Member] | Stic [Member]
Debt Instrument [Line Items]
Payment of accrued coupon interest | $	$ 300
Forefeiture of unpaid yield to maturity interest | $	$ 1,900
Debt instrument converted into equity amount		79.0
Debt instrument converted into equity amount stock value		3.1
Debt instrument converted into equity amount recorded in additional paid in capital		₩ 75.9
Stock shares issued during the period warrant excercises | shares	306,539	306,539
3.5% senior notes due in 2020 [Member]
Debt Instrument [Line Items]
Convertible bonds long term rate of interest									3.50%
Debt instrument terms of interest payment						quarterly interest
4.6% senior notes due to related parties in 2024 [Member]
Debt Instrument [Line Items]
Related party transaction rate of interest						4.60%
Long term debt instrument maturity date										May 27, 2024
4.6% senior notes due to related parties in 2024 [Member] | Principal [Member]
Debt Instrument [Line Items]
Repayment of related party debt			₩ 30.0	₩ 20.0
4.6% senior notes due to related parties in 2024 [Member] | Interest [Member]
Debt Instrument [Line Items]
Repayment of related party debt			₩ 3.1	₩ 1.2
4.6% senior notes due to related parties in 2024 [Member] | Stic [Member]
Debt Instrument [Line Items]
Debt instrument face amount									₩ 100.0